     As filed with the Securities and Exchange Commission on April 29, 2004
                                                    1933 Act File No. 33-19740

===============================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-3
                             REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 22


                        MANAGED SECTORS VARIABLE ACCOUNT
                           (Exact Name of Registrant)

                   Sun Life Assurance Company of Canada (U.S.)
                           (Name of Insurance Company)

       One Sun Life Executive Park, Wellesley Hills, Massachusetts 02181
                                 (617) 237-6030
          (Address of Insurance Company's Principal Executive Offices)

       James R. Bordewick, Jr., Massachusetts Financial Services Company,
                500 Boylston Street, Boston, Massachusetts 02116
                     (Name and Address of Agent for Service)

                  APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
  It is proposed that this filing will become effective (check appropriate box)

/ / immediately upon filing pursuant to paragraph (b)
/X/ on April 29, 2004 pursuant to paragraph (b)
/ / 60 days after filing pursuant to paragraph (a)(i)
/ / on [DATE] pursuant to paragraph (a)(i)
/ / 75 days after filing pursuant to paragraph (a)(ii)
/ / on [DATE] pursuant to paragraph (a)(ii) of rule 485.

If appropriate, check the following box:
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment

===============================================================================

The following items are herein incorporated by reference to those items filed by the Money Market Variable Account (File No. 2-79141) in Post-Effective Amendment No. 34, filed with the SEC via EDGAR on April 29, 2004:

    Cross-Reference Pages
    Compass 2 Prospectus dated May 1, 2004
    Compass 2 and 3 Statement of Additional Information dated May 1, 2004
    Part C

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrants certify that they meet all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and have duly caused this Post-Effective Amendment to the Registration Statement to be signed on their behalf by the undersigned, thereto duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 27th day of April, 2004.

                          MONEY MARKET VARIABLE ACCOUNT
                          HIGH YIELD VARIABLE ACCOUNT
                          CAPITAL APPRECIATION VARIABLE ACCOUNT
                          GOVERNMENT SECURITIES VARIABLE ACCOUNT
                          GLOBAL GOVERNMENTS VARIABLE ACCOUNT
                          TOTAL RETURN VARIABLE ACCOUNT
                          MANAGED SECTORS VARIABLE ACCOUNT
                                  (REGISTRANTS)

                          By:    ROBERT J. MANNING*
                                 --------------------------------
                          Name:  Robert J. Manning
                          Title: President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on April 28, 2004.

                          SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)


                          ROBERT C. SALIPANTE
                          -----------------------------------
                          Robert C. Salipante
                          President

     As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on April 27, 2004.

     SIGNATURE                                                   TITLE
     ---------                                                   -----

SIGNATURE                                                     TITLE
---------                                                     -----
J. KERMIT BIRCHFIELD*                                         Chairman
--------------------------------------------
J. Kermit Birchfield


ROBERT J. MANNING*                                            President (Principal Executive Officer)
--------------------------------------------
Robert J. Manning


RICHARD M. HISEY*                                             Principal Financial Officer and
--------------------------------------------                     Principal Accounting Officer
Richard M. Hisey


ROBERT C. BISHOP*                                             Member of the Boards of Managers
--------------------------------------------
Robert C. Bishop


FREDERICK H. DULLES*                                          Member of the Boards of Managers
--------------------------------------------
Frederick H. Dulles


DAVID D. HORN*                                                Member of the Boards of Managers
--------------------------------------------
David D. Horn


DERWYN F. PHILLIPS*                                           Member of the Boards of Managers
--------------------------------------------
Derwyn F. Phillips


C. JAMES PRIEUR*                                              Member of the Boards of Managers
--------------------------------------------
C. James Prieur


RONALD G. STEINHART*                                          Member of the Boards of Managers
--------------------------------------------
Ronald G. Steinhart

HAVILAND WRIGHT*                                              Member of the Boards of Managers
--------------------------------------------
Haviland Wright

                                                              *By:  JAMES R. BORDEWICK, JR.
                                                                    -----------------------------
                                                              Name: James R. Bordewick, Jr.
                                                                     as Attorney-in-fact

                                                              Executed by James R. Bordewick, Jr.
                                                              on behalf of those indicated
                                                              pursuant to a Power of Attorney,
                                                              dated May 4, 2001 incorporated by
                                                              reference to Registrant's
                                                              Post-Effective Amendment No. 30
                                                              filed with the SEC via EDGAR on
                                                              April 30, 2002, a Power of
                                                              Attorney, dated August 1, 2002,
                                                              incorporated by reference to
                                                              MFS/Sun Life Series Trust (File
                                                              Nos. 2-83616 and 811-3732)
                                                              Post-Effective Amendment No. 32
                                                              filed with the SEC via EDGAR on
                                                              April 30, 2003 and a Power of
                                                              Attorney, dated February 12, 2004,
                                                              incorporated by reference to
                                                              Registrant's Post-Effective
                                                              Amendment No. 33 filed with the SEC
                                                              via EDGAR on February 27, 2004.

     As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities with the Registrants and on the dates indicated.

     SIGNATURE                                                   TITLE
     ---------                                                   -----
ROBERT C. SALIPANTE                                           President and Director (Principal Executive
--------------------------------------------                     Officer)
Robert C. Salipante


GARY CORSI                                                    Vice President, & Chief Financial Officer
--------------------------------------------                    (Principal Financial and Accounting Officer)
Gary Corsi


EDWARD M. SHEA                              +                 Attorney-in-Fact for:
--------------------------------------------                  Donald A. Stewart, Chairman and Director
Edward M. Shea                                                C. James Prieur, Vice Chairman and Director
                                                              James C. Baillie, Director
                                                              Paul W. Derksen, Director
                                                              David D. Horn, Director
                                                              James A. McNulty, III, Director
                                                              S. Caesar Raboy, Director
                                                              David K. Stevenson, Director
                                                              William W. Stinson, Director


+Edward M. Shea has signed this document on the date indicated on behalf of the above Directors pursuant to powers of attorney duly executed by such persons and incorporated by reference to the Registration Statement of Keyport Variable Account A on Form N-4 (File No. 333-112506), filed with the SEC on or about February 5, 2004.